Citigroup Mortgage Loan Trust 2024-RP2 ABS-15G

Exhibit 99.1 - Schedule 4(a)

Loan Level Exception - Disposition (Loan Grades)
																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	XXXX	60000113	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The file contained a Form 442 to re-certify the value; however, the guidelines indicate the appraisal report must be completed within 120 days of closing and that a re-certification of value is not acceptable.	REVIEWER - WAIVED COMMENT (2022-08-23): Lender granted an exception.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $400.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Re-Inspection Fee Fee was not disclosed on the original Loan Estimate dated XX/XX/XXXX File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	REVIEWER - CURED COMMENT (2022-08-16): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000134	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Guideline Issue - Rural property type is not permitted per Guidelines. [2] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXXX, Credit Report: Original // Borrower: XXXX	Per theXXXX, property zoned as agricultural are ineligible. The appraisal indicated the subject zoning was "RA10, Rural Area one DU per 10 acres". Fraud report presents Occupancy Issue. Borrower not living in subject property 3-6 months after closing.	SELLER - GENERAL COMMENT (2023-03-21): Ask the investor if this is an issue. REVIEWER - GENERAL COMMENT (202XX/XX/XXXX): Investor to review. REVIEWER - WAIVED COMMENT (2023-03-24): Client elects to downgrade based on compensating factors. SELLER - GENERAL COMMENT (2023-03-21): All that was present within the file was presented. Please ask the investor if this is acceptable REVIEWER - GENERAL COMMENT (202XX/XX/XXXX): Investor to review. REVIEWER - WAIVED COMMENT (2023-03-24): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Verified Stated Defect - APR increased from XX% on XXXX to XX% on XXXX. Closing was XXXX. Proof of receipt not found in file.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM	SELLER - GENERAL COMMENT (2023-03-29): Compliance check
REVIEWER - GENERAL COMMENT (2023-03-30): APR increased on XXXX CD from XX% to XX%, an increase of .XXXX%.  Closing took place on XXXX.  The borrower was not allowed a 3 day waiting period.  As a timing issue there is no visible cure available.
SELLER - GENERAL COMMENT (2023-03-29): Anything needed from us?
REVIEWER - GENERAL COMMENT (2023-03-30): Nothing further needed as loan designation has been restated.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000136	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified Disclosed Defect: Income not supported. YTD average does not support income used to qualify. DTI exceeds AUS approval and threshold. The borrower taking time off at the beginning of the year for personal matters based on the letter in file, and the YTD income was used vs the current hourly rate of pay.	REVIEWER - WAIVED COMMENT (2023-04-17): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XXXX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: This is due to the borrower taking time off at the beginning of the year for personal matters based on the letter in file, and the YTD income was used vs the current hourly rate of pay.	REVIEWER - WAIVED COMMENT (2023-04-17): Client elects to downgrade based on compensating factors.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000138	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Income Documentation - Income Docs Missing:: Borrower: XXXX VVOE - Employment Only [2] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Undisclosed debt Missing verbal VOE dated within 10 business days of the Note date for XXXX. Missing the verbal VOE dated within 10 business days of the Note date for XXXX.	REVIEWER - WAIVED COMMENT (2023-05-30): Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT (202XX/XX/XXXX): Client elects to down grade and waive using compensating factors.
Primary borrower has been with the same company for 6 years.
FICO is above XXXX, XXX.
Over 15 months in reserves and none are required.
SELLER - GENERAL COMMENT (2023-05-17): Attached are the guidelines pertaining to the co borrower's care income.  This borrower is not considered an employee.  XXXX   this link describes the services being provided.  This is all we have for this borrower's state income stream.
REVIEWER - GENERAL COMMENT (2023-05-19): The co-borrower receives semi-monthly pay stubs and W2s. The final 1003 also reflects this income as base income.
REVIEWER - WAIVED COMMENT (202XX/XX/XXXX): Client elects to down grade and waive using compensating factors.
Primary borrower has been with the same company for 6 years.
FICO is above XXXX, XXX.
Over 15 months in reserves and none are required.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 44.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $677.60 exceeds tolerance of $667.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The appraisal report is datedXX/XX/XXXXnd appraisal was providedXX/XX/XXXXer documentation in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The appraisal reflects annual HOA of $7,044, the closing disclosure reflects $6,457.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The loan estimate disclosed a Transfer tax fee of $667 The final Closing disclosure providedXX/XX/XXXXeflects a City/County tax/Stamps fee of $677.6. A valid change of circumstance was not provided.	SELLER - GENERAL COMMENT (2023-04-23): Proof of delivery of appraisal before closing.
SELLER - GENERAL COMMENT (2023-04-23): XXXX often completes final inspections post closing and these are not delivered to the borrower before the consummation date.  However, the original appraisal was delivered to the borrowers onXX/XX/XXXXREVIEWER - GENERAL COMMENT (2023-04-24): Lender provided evidence the Appraisal was delivered on XX/XX/XXXX. the earliest appraisal provided in the loan file is dated XX/XX/XXXX and signed on XX/XX/XXXX. Evidence the appraisal was provided to the borrower on or after XX/XX/XXXX prior to closing was not provided as required. Exception remains.
REVIEWER - WAIVED COMMENT (2023-05-30): Client elects to downgrade based on compensating factors.
																							REVIEWER - CURED COMMENT (2023-04-12): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000139	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Miscellaneous - Credit Exception:	Verified disclosed defect. Disclosures were not provided to the 3rd borrower.	REVIEWER - WAIVED COMMENT (202XX/XX/XXXX): Client elects to down grade an waive using compensating factors. LTV is XXXX% Over XXXX months in reserves and AUS does not required any Co-borrower has been with the same company 12 years.	1	3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,123.30 exceeds tolerance of $487.00 plus 10% or $535.70.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7552)	Federal Compliance - TRID Loan Estimate Timing: Application date is XX/XX/XXXX and the loan estimate sent out is dated XX/XX/XXXX.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Application date is XX/XX/XXXX and the disclosure is dated XX/XX/XXXX.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Application date is XX/XX/XXXX and the loan estimate sent out is dated XX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure of $587.60 was provided for fee increase.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure of $175 was provided for fee increase.	SELLER - GENERAL COMMENT (2023-04-27): Application date isXX/XX/XXXXs per encompass.. XXXX is not open on Saturday so the timing for LE is byXX/XX/XXXX Le was sent onXX/XX/XXXXEVIEWER - GENERAL COMMENT (2023-05-01): SitusAMC received rebuttal that application date was XX/XX/XXXX, however, 1003 application document in file reflects the application date is XX/XX/XXXX. See doc ID 0301. Provide LE issued within 3 business days ofXX/XX/XXXX.
SELLER - GENERAL COMMENT (2023-05-05): Co borrower was not provided any initial disclosures.
SELLER - GENERAL COMMENT (2023-05-05): Application datedXX/XX/XXXXs for loan number XXXX which is not the loan number for the current file. That loan number was cancelled. Cannot explain why it was included in our file.
REVIEWER - GENERAL COMMENT (2023-05-05): SitusAMC received rebuttal that XX/XX/XXXX application is for a different loan and that loan XXXX was cancelled.  Application for XXXX was for same property address on this purchase transaction.  We are missing a copy of the adverse action letter for this application and we are missing proof of application date of new application.  An application for XXXX was identified in file but there is no application dates stated on any application so unable to determine the application date.  Provide the adverse acition and proof of new application date in line with receipt of 6 pieces of information for new application.
SELLER - GENERAL COMMENT (2023-05-16): These are the initial disclosures sent for the current loan. The application was complete onXX/XX/XXXX once the third borrower's information was obtained. The initial disclosures were all provided onXX/XX/XXXXn accordance with the regulations.  The credit report for XXXX is datedXX/XX/XXXX to support this application date.
REVIEWER - GENERAL COMMENT (2023-05-18): SitusAMC received initial application package and rebuttal that application complete on XX/XX/XXXX once third borrower info obtained for XXXX.  However, there is only an application for XXXX that was dated XX/XX/XXXX and the other borrowers application was dated XX/XX/XXXX which is the application date utilized.  As a prior dated application for XXXX reflected in file, unable to document the later XX/XX/XXXX application date.  If the earlier application from XX/XX/XXXX was denied/cancelled, provide the Adverse Action notice for that application and proof of the new application date of XX/XX/XXXX.  Credit report would not be sufficient information to document as a new application date.
REVIEWER - CURED COMMENT (2023-04-12): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2023-04-12): Sufficient Cure Provided At Closing	Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																									The Loan to Value (LTV) on the loan is less than or equal to 70%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000156	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Miscellaneous - Credit Exception:	KNOWN DEFECT: Terms of child Support not provided.	REVIEWER - RE-GRADED COMMENT (2023-05-23): Client elected to re grade with comp factors	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $69.00 exceeds tolerance of $60.00 plus 10% or $66.00. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee Increased from $60 to $69 with no Valid COC or cure provided.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.			Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000158	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $725.00 exceeds tolerance of $525.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Earliest e-sign consent in file datedXX/XX/XXXXinitial LE e-signedXX/XX/XXXXFederal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was last disclosed as $525 on LE but disclosed as $725 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	REVIEWER - CURED COMMENT (2023-04-20): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000159	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXXX.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000161	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	1	3	[3] Appraisal Documentation - The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.	Verified Stated Defect: Ineligible Condo	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,215.50 exceeds tolerance of $1,183.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client re stated loan designation of Non QM Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Transfer Tax Fee amount of $1,215.50 exceeds tolerance of $1,183.00. Final Closing Disclosure discloses a $33.00 Lender cure credit that sufficient to cure $32.50 tolerance amount.	REVIEWER - CURED COMMENT (2023-04-20): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	60000162	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	Title Commitment report in file disclosed $XXXX of coverage which less than the loan amount of $XXXX. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	1	2	[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $935.00 exceeds tolerance of $825.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $187.50 exceeds tolerance of $111.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Notice of Special Flood Hazard Disclosure was not signed by the Borrower.	REVIEWER - CURED COMMENT (2023-04-20): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-04-20): Sufficient Cure Provided At Closing	Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000198	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Verified Stated Defect - There was a $XXXX curtailment made on XXXX and when we delivered the loan, this was not correctly submitted in LSA. Securitization cannot approve a post fund data correction as it results in the UPB decreasing beyond our acceptable threshold.	REVIEWER - WAIVED COMMENT (2023-07-11): Client elects to downgrade based on compensating factors.	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $100.65 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2023-06-02): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000263	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect- Lender overstated income resulting in DTI issue.	REVIEWER - WAIVED COMMENT (2023-08-16): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $875.00 exceeds tolerance of $700.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $15,985.20 exceeds tolerance of $15,570.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 46.53%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: Mortgage Insurance of $115.33 per month incorrectly included in escrowed expenses.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists MI.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists MI.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee has increased on XX/XX/XXXX CD.   $175 refund was not sufficient for both tolerance violations.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan discount points increased onXX/XX/XXXXlosing Disclosure, $175 refund was not sufficient for both tolerance violations.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: LD restated to Non - QM	REVIEWER - WAIVED COMMENT (2023-08-16): Client elects to downgrade based on compensating factors.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000265	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified Stated Defect- Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XXXX%. Lender considered higher market rent $XXX. The 1007 shows actual market rent of $XXX.	REVIEWER - WAIVED COMMENT (2023-08-17): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)				Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000266	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Income Documentation - Income Docs Missing:: Borrower: XXXX Business License [2] Guideline Issue - Ineligible property type.: Condo (Low Rise)	Verified Stated Defect- Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. Lender has considered lower PITI amount $XXXX for REO XXXX Ave whereas actual PITI amount is $XXXX as per mortgage statement.
Verified Stated Defect- Loan file is missing current documentation evidencing that the borrower has ownership in the business XXXX.
														Verified Stated Defect- The subject project does not comply with the Condominium Project eligibility requirements due to the inconsistency in the answers on the questionnaire and the lack of documentation of sufficient allocation of reserves on the budget.	REVIEWER - WAIVED COMMENT (2023-08-17): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-08-17): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000268	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Application / Processing - HOA Error: Subject is located in a project and HOA Information was not provided.	Verified stated defect, condo not eligible for FHLMC.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above XXXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000275	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $1,108.23 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Extended Lock Fee was added on the XX/XX/XXXX Loan Estimate with no valid change evident.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000276	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] General - Incomplete Document: 1003 Final is incomplete	Verified stated defect. Final 1003 was not signed by co-borrower.	REVIEWER - WAIVED COMMENT (2023-08-18): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Receipt dated XX/XX/XXXX however appraisal report dated XX/XX/XXXX.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000279	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Number of units discrepancy.: Appraisal number of units of 3 does not match Guideline number of units of 1.	REVIEWER - WAIVED COMMENT (202XX/XX/XXXX): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $495.00 exceeds tolerance of $440.00 plus 10% or $484.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $9,315.00 exceeds tolerance of $8,978.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The XX/XX/XXXXoan Estimate not signed & dated and there is no other evidence in loan file the borrower received the revised loan estimate at least 4 business days before closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fee was increased on closing disclosure issued XX/XX/XXXXith no valid change evident.   $11.00 cure was not sufficient for both tolerance violations.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXXlosing Disclosure with no valid change evident.  $11.00 cure was not sufficient for both tolerance violations.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000280	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000282	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
[2] Document Error - Tax Return end date is more than 90 days prior to note date.  P&L was not found in file.  (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX
[2] Document Error - Tax Return end date is more than 90 days prior to note date.  P&L was not found in file.  (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: Partnership (>= 25%) / Start Date: XX/XX/XXXX
													[2] Mortgage / Program Eligibility - Transaction Error: Outstanding liens were not paid at closing.: Date Issued: XX/XX/XXXX	The subject monthly HOA is understated, the approval listed $229.30 but the Appraisal verifies $342.00 per month and investment property income was overstated. A P&L Statement was not provided for XXXX. A P&L Statement was not provided for XXXX. Verified stated defect, loan was approved as rate and term however no lien was recorded on title.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)				Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000299	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. Child support & Auto Lease were omitted from liabilities, additional liabilities is the cause of the DTI above the AUS allowed XXXX%.	REVIEWER - WAIVED COMMENT (2023-08-30): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 45.71%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Non QM Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: LD restated to Non QM	REVIEWER - WAIVED COMMENT (2023-08-30): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000301	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect- Borrower reported lower monthly payment on student loans than actual amount discovered in audit which increased DTI.	REVIEWER - WAIVED COMMENT (2023-08-30): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: LD restated to Non QM	REVIEWER - WAIVED COMMENT (2023-08-30): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000302	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. DTI increase due to undisclosed refinance of XXXX investment property and exclusion of co-borrower primary residence XXXX.	REVIEWER - WAIVED COMMENT (2023-08-30): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XXXX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to Non-QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: LD restated to Non QM	REVIEWER - WAIVED COMMENT (2023-08-30): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000304	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Verified Stated Defect - Occupancy issue - borrower never occupied home.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above XXXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000307	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Verified Stated Defect. Subject was not bracketed in GLA, it was smaller than all comparables resulting in "across the board" adjustments.		2	[2] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value.; Sec ID: 22: Note Date: XX/XX/XXXX; Lien Position: 1	The BPO value is $XXXX and $XXXX. The Field Review provided value of $XXXX supports the origination value of $XXXX.		1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	B	C	C	C	C	C
XXXX	XXXX	XXXX	60000309	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Verified disclosed defect. subject is adjacent to public waterfront park, location was not adjusted for negative external factor.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	60000310	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Issue: Ineligible borrower	Verified stated defect - The subject loan was closed as a cash out refinance. The transaction does not meet cash out guidelines as the borrower was not on title for at least six months prior to closing.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000311	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Income Documentation - REO Documents are missing.: Address: XXXX, NY Statement	It appears lender used a gain for subject rather than a loss, AUS is not clear and 1008 does not match up. Verified stated defect. Mortgage statement is missing for the property address XXXX.	REVIEWER - WAIVED COMMENT (2023-10-16): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-10-16): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000323	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. Borrower is part time per most recent paystub and TheWorknumber report. Using year to date and prior year resulted in significant income decrease.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above XXXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000335	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. [2] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXXX, Credit Report: Original // Borrower: XXXX	Verified Disclosed Defect: Business Decision to close the loan - Guidelines not met: Loan closed through their trust and was NOT allowed with XXXX. Unable to allocate on the secondary market. Per DU Findings, a verification of mortgage is required as mortgage is not reflected on credit report. Fraud report shows a possible Foreclosure on the subject property XXXX	REVIEWER - WAIVED COMMENT (2023-10-10): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-10-10): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-10-10): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXXX.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000343	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Representative FICO score discrepancy.: Representative FICO score of XXX is less than AUS representative FICO score of XXX.	Verified disclosed defect - The borrower's FICO was below the required level, (XXX) for the number of financed properties. FICO of XXXX is required by the Fannie Selling Guide, for a Borrower with 7 financed including the subject.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above XXXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000476	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Stated defect - borrower not employed at close per post close review. File contains the TWN dated XX/XX/XXXXeflecting the Borrower was active and still employed. No post close evidence provided.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors. REVIEWER - RE-OPEN COMMENT (202XX/XX/XXXX): n/a	1				2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.			Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000485	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported	Verified stated defect. Subject is inferior in lot size, GLA and room count.	3	[3] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify.; Sec ID: 7: Note Date: XX/XX/XXXX; Lien Position: 1	Retro CDA received with a decrease in value of 18%. Original appraised value $XXXX, BPO dated XX/XX/XXXX $XXXX and retro BPO datedXX/XX/XXXX effectiveXX/XX/XXXX $XXXX.	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: Page four of Final Closing Disclosure reflects an annual escrow amount of $6,189.12 and file images support an annual escrow amount of $5524.08. MI was erroneously included.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	60000486	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (43-Q)	2	2	[2] General - 1003 Subject Address does not match Note address. [2] General - AUS/Approval Subject Address does not match Note address. [2] General - Flood Certificate Subject Address does not match Note address. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Property type discrepancy.: Appraisal property type of Site Condo does not match Guideline property type of Attached Condo. [2] Insurance Analysis - Insurance address does not match Note address. [2] General - Security Instrument address does not match Note address.	Address does not contain Unit #70. Address does not contain Unit #70. Address does not contain Unit #70. Verified stated defect. Guidelines only allow Site Condo as Primary Residence, hower subject purchased as Second Home. Address does not contain Unit #70. Address does not contain Unit #70.	REVIEWER - GENERAL COMMENT (2024-02-09): Client elects to downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (202XX/XX/XXXX): Client elects to downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade with compensating factors.
															REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000580	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,450.00 exceeds tolerance of $540.00 plus 10% or $594.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent Only).  Fee Amount of $860.00 exceeds tolerance of $600.00.  Insufficient or no cure was provided to the borrower. (7590)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The Closing Disclosure with estimated Date Issued ofXX/XX/XXXX did not have the Loan Calculations Section completed causing the variance in the APR.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $1,450.00 exceeds tolerance of $540.00 plus 10% or $594.00. Insufficient or no cure was provided to the borrower
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid Change of Circumstance was not found for the increase in the Attorney's Fee.
Federal Compliance - (Missing Data) Last Rate Set Date: Documentation not found to verify the actual date of the Rate Lock.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000583	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	A Mortgage Insurance Certificate reflecting coverage of at least 30% as required by the AUS is missing. Mortgage Insurance Certificate missing.	REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination, and the LTV is XXXX. Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination, and the LTV is XXXX. Client elects to downgrade and waive.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal completed "subject to repairs", no 442 or other evidence provided.	SELLER - GENERAL COMMENT (2023-12-11): Unable to procure. REVIEWER - GENERAL COMMENT (2023-12-12): Per seller comment unable to remedy. Exception remains.	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: APR increased on XX/XX/XXXX Closing Disclosure, No valid change of circumstance provided.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	60000587	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure, in file, completed on XX/XX/XXXX contains a change in APR to XXXX% and was not received by borrower. It appears this is an incomplete Closing Disclosure.		Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000589	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test:XX% APR increased onXX/XX/XXXX Closing Disclosure, this was not within 3 business days ofXX/XX/XXXX closing date. APR disclosed onXX/XX/XXXX Closing Disclosure was 0.00%
Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock is missing from the loan file.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																								Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000590	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage Insurance Certificate not provided.	REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination. Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $80.00 exceeds tolerance of $32.00 plus 10% or $35.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account.
Federal Compliance - TRID Loan Estimate Timing: Disclosure is dated XX/XX/XXXX and the Application date is XX/XX/XXXX.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not provided
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock is missing from the loan file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Disclosure is dated XX/XX/XXXX and the Application date is XX/XX/XXXX.	REVIEWER - CURED COMMENT (2023-11-07): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000592	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds AUS high loan to value percentage of XX%
[2] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds AUS combined loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds AUS loan to value percentage of XX%.
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The 1004 appraisal document Appraised value is $XXXX, however most recent Desktop Underwriter states $XXXX, therefore the calculated high loan to value does not match the Desktop Underwriter.
The 1004 appraisal document Appraised value is $XXXX, however most recent Desktop Underwriter states $XXXX, therefore the calculated combined loan to value does not match the Desktop Underwriter.
The 1004 appraisal document Appraised value is $XXXX, however most recent Desktop Underwriter states $XXXX, therefore the calculated loan to value does not match the Desktop Underwriter.
The loan is missing the Mortgage Insurance certificate,	SELLER - GENERAL COMMENT (2023-11-27): Loan amount of $XXXX / $XXXX sales price = calculated LTV / CLTV of XXXX%. Appraised value of the subject property was $XXXX.
REVIEWER - GENERAL COMMENT (2023-11-29): HCLTV calculated is based on appraisal value and not the sales price as it is higher than the appraised value. Exception Remains
SELLER - GENERAL COMMENT (2023-12-13): Loan amount of $XXXX / $XXXX sales price = calculated LTV / CLTV of XXXX%. Appraised value of the subject property was $XXXX. An RVS Desk Review had been completed which increased the value to $XXXX. See attached UW notes and Desk Review.
REVIEWER - GENERAL COMMENT (2023-12-14): Exception Remains - HCLTV calculated is based on appraisal value and not the sales price as it is higher than the appraised value.
REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade with compensating factors.
SELLER - GENERAL COMMENT (2023-11-27): Loan amount of $XXXX / $XXXX sales price = calculated LTV / CLTV of XXXX%. Appraised value of the subject property was $XXXX.
REVIEWER - GENERAL COMMENT (2023-11-29): CLTV calculated is based on appraisal value and not the sales price as it is higher than the appraised value. Exception Remains
SELLER - GENERAL COMMENT (2023-12-13): Loan amount of $XXXX / $XXXX sales price = calculated LTV / CLTV of XXXX%. Appraised value of the subject property was $XXXX. An RVS Desk Review had been completed which increased the value to $XXXX. See attached UW notes and Desk Review.
REVIEWER - GENERAL COMMENT (2023-12-14): Exception Remains - CLTV calculated is based on appraisal value and not the sales price as it is higher than the appraised value.
REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade with compensating factors.
SELLER - GENERAL COMMENT (2023-11-27): Loan amount of $XXXX / $XXXX sales price = calculated LTV of XXXX%. Appraised value of the subject property was $XXXX.
REVIEWER - GENERAL COMMENT (2023-11-29): LTV calculated is based on appraisal value and not the sales price as it is higher than the appraised value. Exception Remains
SELLER - GENERAL COMMENT (2023-12-13): Loan amount of $XXXX / $XXXX sales price = calculated LTV / CLTV of XXXX%. Appraised value of the subject property was $XXXX. An RVS Desk Review had been completed which increased the value to $XXXX. See attached UW notes and Desk Review.
REVIEWER - GENERAL COMMENT (2023-12-14): Exception Remains - LTV calculated is based on appraisal value and not the sales price as it is higher than the appraised value.
REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade with compensating factors.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $52,267.13 is under disclosed by $532.06 compared to the calculated Finance Charge of $52,799.19 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $113,215.28 is under disclosed by $532.06 compared to the calculated total of payments of $113,747.34 which exceeds the $100.00 threshold. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $52,267.13. Due Diligence Finance Charges are $$52,799.19. There is a variance of -$532.06.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosed Total of Payments are $113,215.28. Due Diligence Total of Payments are $113,747.34. There is a variance of $532.06.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial Loan application (1003) is not provided
Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock is missing from the loan file.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000594	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The date issued is not reflected on the Closing Disclosure.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The date issued is not reflected on the Closing Disclosure.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Incomplete Closing Disclosures, which appear to have been generated by the closing agent, are included in analysis.  The APR is not disclosed on the documents, thus, an APR increase is noted when compared with the final Closing Disclosure.
Federal Compliance - TRID Loan Estimate Timing: Missing evidence of application date to determine compliance with disclosure timing requirements.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm
Federal Compliance - (Missing Data) Last Rate Set Date: Missing evidence of lock date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The disclosure was providedXX/XX/XXXXnd application date is 2/10/22.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000596	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $382.00 exceeds tolerance of $259.00 plus 10% or $284.90.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $280.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77163)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $195.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $382.00 exceeds tolerance of $259.00 plus 10% or $284.90. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided.	REVIEWER - CURED COMMENT (2023-11-14): Sufficient Cure Provided At Closing	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000599	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure issued XX/XX/XXXXs missing evidence of receipt.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Missing evidence of receipt of corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's Initial application.
State Compliance - New York Late Charge Percent Testing: The Note late charge percent ofXX% exceeds the state maximum of 2%.
Federal Compliance - (Missing Data) Last Rate Set Date: The Rate Lock Agreement is missing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000601	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $60.00 exceeds tolerance of $40.00 plus 10% or $44.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm
State Compliance - New York Late Charge Percent Testing: Note late charge percent ofXX% exceeds the state maximum of 2%.
Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock is missing from the loan file.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: 10% tolerance was exceeded by $44.00 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $16.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	REVIEWER - CURED COMMENT (2023-11-16): Sufficient Cure Provided At Closing	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000603	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $125.00 exceeds tolerance of $109.00 plus 10% or $119.90. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2023-11-06): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000605	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The AUS required mortgage insurance coverage of at least 6% which is missing. Mortgage Insurance Certificate missing from file.	REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination. Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation. Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed and Dated Initial 1003 missing from file. Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Initial Escrow Payment on Section G page 2 are paid at closing by seller.		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000607	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Private Mortgage Insurance Certificate is missing in file.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade with compensating factors.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure dated XX/XX/XXXX did not disclose actual date issured.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Mortgage Insurance of $XXXX per month incorrectly included in escrowed expenses.  Verification of the mortgage insurance payment amount is missing.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.  Verification of the mortgage insurance payment amount is missing.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.  Verification of the mortgage insurance payment amount is missing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure dated XX/XX/XXXXs not signed/dated by the borrower and there is no other evidence in file of the date of the borrower's receipt.  As such, the "mailbox rule" is applied and the presumed receipt date of the Closing Disclosure is XX/XX/XXXXhich would not have been at least 3 business days prior to closing.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Initial loan application/1003 document.
State Compliance - New York Late Charge Percent Testing: New York late charge is 2% for this loan. The Note late charge fee of 5% exceeds the state 2% late charge percentage fee for late payments.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock agreement/documentation was not provided in the file.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000609	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	All other conditions were not me due to missing Mortgage Insurance Certificate. Mortgage Insurance Certificate is missing in file.	REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination. Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination. Client elects to downgrade and waive. REVIEWER - RE-GRADED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination. Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - (Missing Data) Last Rate Set Date: Provide missing Last Date Rate Set and Initial Rate Lock Date.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000611	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard insurance coverage in the amount of $XXXX is insufficient for subject loan amount of $XXXX. There is a shortfall in the amount of $XXXX.	SELLER - GENERAL COMMENT (2023-12-11): Coverage is sufficient. Hazard insurance notes attached. Hazard insurance was adequate and losses to the dwelling will be paid on a replacement cost basis. REVIEWER - GENERAL COMMENT (2023-12-12): Loan amount is $XXXX and the coverage is $XXXX. REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade with compensating factors.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $774.00 exceeds tolerance of $603.00. Insufficient or no cure was provided to the borrower. (7506)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee increased on Final Closing Disclosure at closing dated XX/XX/XXXX. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Initial 1003 document.
Federal Compliance - Self-Employed Tax Return Recency - QM: Waterfall due to most recent Tax return is missing in file, Tax return Extension for Business is provided in file.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000614	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing Mortgage Insurance Certificate. Mortgage Insurance Certificate not provided.	REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination. Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination. Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-309.00. (9300)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: APR increased on dated XX/XX/XXXX Closing Disclosure.
Federal Compliance - TRID Lender Credit Tolerance Violation: No valid change of circumstance was evident and no tolerance cure was noted.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not provided.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document not provided in file.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000617	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier receipt missing from file.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of earlier receipt missing from file.
Federal Compliance - (Missing Data) Last Rate Set Date: Lock date not documented in file.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000619	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	Hazard insurance policy is missing in loan file	SELLER - GENERAL COMMENT (2023-12-11): Loan qualified for a streamline Hazard Insurance review, so no dec page needed. See attached notes from loan. REVIEWER - GENERAL COMMENT (2023-12-12): Notes not provided for this issue. Missing HOI. REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing in loan file.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000621	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Higher Priced QM (APOR)	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $415.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7308)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, orXX%.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $415.00 exceeds tolerance of $0.00.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request.
Application / Processing - Missing Document: Missing Lender's Initial 1003: 1003 Initial - Lender's not provided in the file.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock not found in file.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000623	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	3	2	[2] Application / Processing - Missing Document: Verification of Identification not provided [2] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.	Borrower Verification of Identification is missing in file, please provide. Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing in file, please provide.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. A Valuation that was provided was not within the acceptable 12 month date range. The product was not considered in securitization testing. This validation is informational only. Sec ID: 97: Lien Position: 1	BPO provided is not within 12 months of date range.	3	[3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (43-Q) matches the Due Diligence Loan Designation of Safe Harbor QM (43-Q).
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Federal Compliance - HUD QM AU Finding Fail: FHA loan is not eligible due to one or more of the following reasons: 1) AUS "UW Decision Compliant" does not reflect Yes. 2) AUS "Agency Salable" does not reflect Yes. 3) AUS "Decision System" = DU/LP and "Rating/Result" does not reflect an Eligible type. 4) AUS "Decision System" does not reflect DU/LP and "Specialized Loan Program" does not reflect Manual Agency, FHA 203(b), FHA 203(h), FHA 203(k), FHA Streamline w/Appraisal, FHA Streamline w/o Appraisal, or FHA $100 Down Payment Program.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing Rate Lock Agreement
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																								Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.	Borrower has verified disposable income of at least $2500.00.		TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C
XXXX	XXXX	XXXX	60000626	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of exceeds AUS high loan to value percentage of XX%
[2] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of  exceeds AUS combined loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of  exceeds AUS loan to value percentage of XX%.
[2] Appraisal Documentation - Missing Document: Appraisal not provided
[2] Loan File - Missing Document: Hazard Insurance Policy not provided	Missing Appraisal Report. LP and DU Findings require an appraisal. No Appraisal Waiver per AUS. Missing Appraisal Report. LP and DU Findings require an appraisal. No Appraisal Waiver per AUS. Missing Appraisal Report. LP and DU Findings require an appraisal. No Appraisal Waiver per AUS. Missing Appraisal Report which is required per AUS Findings. LP Accept and DU Approve Eligible Findings do not allow an Appraisal Waiver. Hazard insurance is missing for subject property.	SELLER - GENERAL COMMENT (2023-12-11): Too many runs on risk engine. LP Key was reset. LPAXX/XX/XXXXoan was eligible for collateral representation and warranty relief with an appraisal waiver throughXX/XX/XXXXAUS - LP attached.
REVIEWER - GENERAL COMMENT (2023-12-12): The AUS used is prior to or no the note date.
REVIEWER - WAIVED COMMENT (2024-02-22): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-12-11): Too many runs on risk engine. LP Key was reset. LPAXX/XX/XXXXoan was eligible for collateral representation and warranty relief with an appraisal waiver throughXX/XX/XXXXAUS - LP attached.
REVIEWER - GENERAL COMMENT (2023-12-12): The AUS used is prior to or no the note date.
REVIEWER - WAIVED COMMENT (2024-02-22): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-12-11): Too many runs on risk engine. LP Key was reset. LPAXX/XX/XXXXoan was eligible for collateral representation and warranty relief with an appraisal waiver throughXX/XX/XXXXAUS - LP attached.
REVIEWER - GENERAL COMMENT (2023-12-12): The AUS used is prior to or no the note date.
REVIEWER - WAIVED COMMENT (2024-02-22): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-12-11): See attached appraisal comments, of why no appraisal done.
REVIEWER - GENERAL COMMENT (2023-12-12): No comments provided. Per LP in file, an appraisal is required
REVIEWER - WAIVED COMMENT (2024-02-22): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-12-11): Loan qualified for a streamline Hazard Insurance review, so no dec page needed.  See attached notes from loan.
REVIEWER - GENERAL COMMENT (2023-12-12): Notes for tis issue not provided. Missing HOI
															REVIEWER - WAIVED COMMENT (2024-02-22): Client elects to downgrade based on compensating factors.	3	[3] Appraisal Documentation - Loan is to be securitized. Appraisal is missing.; Sec ID: 1: Note Date: XX/XX/XXXX; Lien Position: 1	Missing Appraisal Report. LP and DU Findings require an appraisal. No Appraisal Waiver per AUS.	SELLER - GENERAL COMMENT (2023-11-21): BPO provided. REVIEWER - GENERAL COMMENT (2023-11-28): Primary appraisal is missing. Exception Remains	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Net Tangible Benefit Worksheet is not present in the loan file. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial Loan Application/1003 was not provided in the file.		State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	60000628	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount. Copy of mortgage insurance is missing in the file	REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination, Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination, Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $120.00 exceeds tolerance of $109.00 plus 10% or $119.90.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,598.75 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was blank on CD
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was blank on CD
Federal Compliance - TRID Interim Closing Disclosure Timing Test: CD dated XX/XX/XXXX is not signed/dated by the borrower and there is no other evidence in file of the date of the borrower's receipt.  As such, the "mailbox rule" is applied and the presumed receipt date of the CD is XX/XX/XXXX which would not have been at least 3 business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $0.10 due to increase of recording fee.  No valid COC provided, nor evidence of cure in file. Tolerance violation of $0.10.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was not disclosed on the LE. A valid Change of Circumstance was not found nor evidence of a cure was provided. Tolerance violation of $2,598.75.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock agreement was not provided.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000630	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing in loan file State Compliance - New York Late Charge Percent Testing: Note late charge percent ofXX% exceeds the state maximum of 2% Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document not provided.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000631	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX.00 exceeds tolerance of $489.00. Insufficient or no cure was provided to the borrower. (7506)
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is required to meteg this exception .		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000633	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,055.00 exceeds tolerance of $60.00 plus 10% or $66.00. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,XXXX.94 exceeds tolerance of $1,313.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Investment Property Submitted as QM Test: Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under 1026.43 based on deal settings.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee total from $60.00 to $35.00 . No Valid changed circumstances was provided. Insuffient cure was provided to the borrower for all closing costs above the legal limit.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $145.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,XXXX.94 exceeds tolerance of $1,313.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000635	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not provided. Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document not provided in file.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000640	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: XX/XX/XXXX / Relative Sequence Num: 1, Date Issued: XX/XX/XXXX / Relative Sequence Num: 2 Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date: XX/XX/XXXX
Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date: XX/XX/XXXX
[2] Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $1,650.13 does not match calculated P&I of $1,650.12. Note P&I was used for the APR calculation and compliance testing.
																					[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Document Error - Closing Disclosure: Dates are not in chronological order.: Two of the three Closing Disclosures issued on XX/XX/XXXX have signature dates earlier than date of issuance. Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial loan application document is missing.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000642	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $284,377.99 is under disclosed by $552.67 compared to the calculated Finance Charge of $284,930.66 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $833.00 exceeds tolerance of $633.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The disclosed Finance Charge in the amount of $284,377.99 is under disclosed by $552.67 compared to the calculated Finance Charge of $284,930.66.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosures dated XX/XX/XXXX were not signed and dated by the borrower
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Annual Percentage Rate increased on XX/XX/XXXX, this was not within three (3) business days of XX/XX/XXXX closing date.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The file was missing a copy of the Lender's Initial 1003.
Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock is missing from the loan file.	REVIEWER - CURED COMMENT (2023-11-14): Sufficient Cure Provided At Closing	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000645	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $131.00 exceeds tolerance of $90.00 plus 10% or $99.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $825.00 exceeds tolerance of $640.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Loan Estimate issuedXX/XX/XXXX and receivedXX/XX/XXXX, which was after Closing Disclosure issuedXX/XX/XXXX and receivedXX/XX/XXXX.	REVIEWER - CURED COMMENT (2023-11-07): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-11-07): Sufficient Cure Provided At Closing	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000649	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure missing Date issued
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure missing Date issued
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Proof of receipt not provided.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure datedXX/XX/XXXX missing Loan Calculations on page 5.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 missing in file.
State Compliance - New York Late Charge Percent Testing: The Note late charge fee of 5.000% exceeds the New York state maximum of 2.000%.
Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock is missing from the loan file.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000650	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Document Error - Loan Estimate: Dates are not in chronological order.: Date Issued: XX/XX/XXXX Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date:
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Loan Estimate Timing: The disclosure is dated XX/XX/XXXX, which is more than 3 business days after the application date (XX/XX/XXXX).
Document Error - Loan Estimate: Dates are not in chronological order.: Loan Estimate issued on XX/XX/XXXX was signed and dated by borrowers on XX/XX/XXXX.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The file was missing a copy of Lender's Initial 1003.
State Compliance - New York Late Charge Percent Testing: Late charge disclosed on Note is 5% of principal and interest payment.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing evidence of lock date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The disclosure is dated XX/XX/XXXX, which is more than 3 business days after the application date (XX/XX/XXXX).
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: The initial Loan Estimate and a separate disclosure were issued on XX/XX/XXXX, which is more than 3 business days past the application date of XX/XX/XXXX.	Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000652	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing mortgage insurance certificate. Missing mortgage insurance certificate.	REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination. Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination. Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $3,987.32 may be required.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: The monthly mortgage insurance payment was disclosed as a property cost on page 4 of the final Closing Disclosure. This issue is corrected on the post-closing Closing Disclosure issued on XX/XX/XXXX.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: Missing initial Loan Estimate reflecting correct property address.  Address on document provided in loan images reflects street number 30-26, whereas the subject property street number is 3006.
State Compliance - New York Late Charge Percent Testing: Late charge disclosed on Note is 5% of principal and interest payment.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing evidence of lock date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The disclosure is dated XX/XX/XXXX, which is more than 3 business days after the application date (XX/XX/XXXX).
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Missing evidence of disclosure of right to receive copy of appraisal issued within 3 business days of application date.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: The monthly mortgage insurance payment was disclosed as a property cost on page 4 of the final Closing Disclosure.  This issue is corrected on the post-closing Closing Disclosure issued on XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: The monthly mortgage insurance payment was disclosed as a property cost on page 4 of the final Closing Disclosure. This issue is corrected on the post-closing Closing Disclosure issued on XX/XX/XXXX.	REVIEWER - CURED COMMENT (2023-11-14): XXXX sent to borrower. REVIEWER - CURED COMMENT (2023-11-14): XXXX sent to borrower	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000654	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	US Dept of ED Student Loan was marked paid through closing but was not listed on final CD. Provide proof the student loan was at or prior to closing.	SELLER - GENERAL COMMENT (2023-11-27): US Dept of Education debt was listed as included in ratios and not paid off. See attached Final UW Decision Summary.
REVIEWER - GENERAL COMMENT (2023-12-04): The expenses considered by UW is $XXXX and we have calculated $XXXX. The taxes considered as per the document is higher than what was considered by UW. Tax certificate is missing in file so the taxes were considered from title. Exception Remains
REVIEWER - WAIVED COMMENT (2023-12-12): Comp factors used to waive exception
SELLER - GENERAL COMMENT (2023-12-13): See attached Property Tax Sheet for subject property showing reporting annual taxes of $XXXX. That breaks down to $XXXX a month, which is the amount the underwriter used.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,155.96 exceeds tolerance of $1,733.00 plus 10% or $1,906.30. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of 47.65% moderately exceed the guideline maximum of XXXX%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A valid change of circumstance not provided for fee increase.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated as Non QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Loan has been flipped to non qm	REVIEWER - WAIVED COMMENT (2023-12-12): Comp factors used to waive exception	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																									The Loan to Value (LTV) on the loan is less than or equal to 70%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000655	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not provided. Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000656	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	The file is missing the hazard insurance policy.	SELLER - GENERAL COMMENT (2023-12-11): Loan qualified for a streamline Hazard Insurance review, so no dec page needed. See attached notes from loan. REVIEWER - GENERAL COMMENT (2023-12-12): HOI is missing and us required. REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,555.00 exceeds tolerance of $985.00 plus 10% or $1,083.50.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,960.00 exceeds tolerance of $1,988.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent ofXX% exceeds the state maximum of 3%.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Loan Estimate datedXX/XX/XXXX was provided after the Initial Closing Disclosure was issued to the borrower onXX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $1,555.00 exceeds tolerance of $985.00 plus 10% or $1,083.50. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,960.00 exceeds tolerance of $1,988.00. No cure was provided to the borrower.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The lender's initial loan application is missing from the loan file.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																									The Loan to Value (LTV) on the loan is less than or equal to 70%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000659	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $1,718.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7335)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate lock Fee was not disclosed on LE but disclosed as $1,718.75 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1,718.75.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The file is missing an initial 1003.
																						Federal Compliance - (Missing Data) Last Rate Set Date: The file is missing documentation showing the initial rate lock date.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000662	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Property Eligibility - Site and Utilities - Subject property has environmental problems noted by appraiser or visible in the photos: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXXX	Appraisal is subject to repairs and inspections due to mold/mildew on ceiling of bathrooms along with other minor issues such as painting interior/exterior, replacement of missing carpet and broken cabinets. No evidence in file regarding a mold inspection as required on the appraisal, and no evidence of other repairs or reinspection of property by appraiser.
URLA reflects that both borrowers are Permanent Resident Aliens. Green card provided was only for B1 and expired 18 months prior to close date, and no documentation provided for B2 to verify Permanent Resident Alien status.

Appraisal is subject to repairs and inspections due to mold/mildew on ceiling of bathrooms along with other minor issues such as painting interior/exterior, replacement of missing carpet and broken cabinets.  No evidence in file regarding a mold inspection as required on the appraisal, and no evidence of other repairs or reinspection of property by appraiser.
URLA reflects that both borrowers are Permanent Resident Aliens. Green card provided was only for B1 and expired 18 months prior to close date, and no documentation provided for B2 to verify Permanent Resident Alien status.	SELLER - GENERAL COMMENT (2023-11-27): No mold inspection obtained. Borrower provided receipts confirming purchase of required cleaning products and updated photos evidencing mold removed/mitigated. See attached UW notes.
REVIEWER - GENERAL COMMENT (2023-12-04): Images for the subject property received however property inspection report is required. Exception Remains
SELLER - GENERAL COMMENT (2023-12-14): N-400 Application for Naturalization and evidence of receipt of application were used to qualify the borrower. Nothing furthur to provide.
REVIEWER - GENERAL COMMENT (2023-12-18): Missing both borrowers' residency status and appraisal update.
SELLER - GENERAL COMMENT (2023-11-27): See attached Application for Naturalization and receipt for Borrower 1. Borrower 2 is a US Citizen. See attached loan application.
REVIEWER - GENERAL COMMENT (2023-12-04): Application for Naturalization received however we need documentation showing that the citizenship has been provided. Exception remains
SELLER - GENERAL COMMENT (2023-12-14): N-400 Application for Naturalization and evidence of receipt of application were used to qualify the borrower. Nothing furthur to provide.
REVIEWER - GENERAL COMMENT (2023-12-18): Missing both borrowers' residency status and appraisal udpate.
REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-11-27): See attached Application for Naturalization and receipt for Borrower 1. Borrower 2 is a US Citizen. See attached loan application.
REVIEWER - GENERAL COMMENT (2023-12-04): Application for Naturalization received however we need documentation showing that the citizenship has been provided. Exception remains
SELLER - GENERAL COMMENT (2023-12-14): N-400 Application for Naturalization and evidence of receipt of application were used to qualify the borrower. Nothing furthur to provide.
REVIEWER - GENERAL COMMENT (2023-12-15): Moved to Non QM and cleared on XX/XX/XXXX.
REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [2] General Appraisal Requirements - The appraisal revealed property damage.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal is subject to repairs and inspections due to mold/mildew on ceiling of bathrooms along with other minor issues such as painting interior/exterior, replacement of missing carpet and broken cabinets. No evidence in file regarding a mold inspection as required on the appraisal, and no evidence of other repairs or reinspection of property by appraiser.
Appraisal is subject to repairs and inspections due to mold/mildew on ceiling of bathrooms along with other minor issues such as painting interior/exterior, replacement of missing carpet and broken cabinets. No evidence in file regarding a mold inspection as required on the appraisal, and no evidence of other repairs or reinspection of property by appraiser.	SELLER - GENERAL COMMENT (2023-11-28): See attached photos and receipt for products used for the Mold issue. Cost to cure figures added on appraisal, used to ok non health and safety issues.
REVIEWER - GENERAL COMMENT (2023-12-04): Images for the subject property received however property inspection report is required as the prior appraisal was made subject to inspection. Exception Remains
SELLER - GENERAL COMMENT (2023-12-13): No final inspection done.  Sent pictures of fixes and receipts showing products bought for fixes.  That is how final inspection was cleared. No 1004 D/442 to provided
REVIEWER - GENERAL COMMENT (2023-12-14): Images for the subject property received however property inspection report is required as the appraisal was made subject to inspection. Exception Remains	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of 6.25475% or Final Disclosure APR of 6.25500% is equal to or greater than the threshold of APOR 4.21% + 1.5%, or 5.71000%. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.25475% or Final Disclosure APR of 6.25500% is equal to or greater than the threshold of APOR 4.21% + 1.5%, or 5.71000%.  Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $1,221.88 exceeds tolerance of $1,006.00.  Insufficient or no cure was provided to the borrower. (7335)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, or XXXX%. Compliant Higher Priced Loan.
Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, or XXXX%.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial Loan Estimate dated XX/XX/XXXXeflects a Rate Access fee disclosed at $1,006.00, There was an increase in the fee with no valid change of circumstance & no cure provided at closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The designation has been restated to Non qm
Federal Compliance - (Missing Data) Last Rate Set Date: Initial rate lock document was not provided and cannot determine the initial date loan was locked.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The qualifying DTI on the loan is less than or equal to 35%.		State HPML - Compliant	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	60000666	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	All other conditions were not met due to missing Mortgage Insurance Certificate. Provide missing Mortgage Insurance Certificate.	REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination, and the LTV is XXXX. Client elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination, and the LTV is XXXX. Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000670	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	Missing evidence of hazard insurance.	SELLER - GENERAL COMMENT (2023-11-28): Loan qualified for a streamline Hazard Insurance review, so no dec page needed. See attached notes from loan. REVIEWER - GENERAL COMMENT (2023-12-07): Hazard insurance declaration page required to verify coverage amount. Exception Remains REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $933.84 exceeds tolerance of $787.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing lender's initial 1003. Federal Compliance - (Missing Data) Last Rate Set Date: Missing evidence of lock date.	REVIEWER - CURED COMMENT (2023-11-09): Sufficient Cure Provided At Closing		Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000671	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $600.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points fee was disclosed as $0.00. on the initial Loan Estimate but Disclosed as $600.00 on the Final Closing Disclosure without a Valid Change of Circumstance. Evidence of cure for increase of $600.00 was not provided.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The qualifying DTI on the loan is less than or equal to 35%.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000673	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date XX/XX/XXXX; Disbursement Date: XX/XX/XXXX; Note Date: XX/XX/XXXX; Transaction Date: XX/XX/XXXX	Homeowners insurance policy has an effective date of XX/XX/XXXX and started after the loan disbursed on XX/XX/XXXX.	SELLER - GENERAL COMMENT (2023-11-29): See prior Hazard Insurance escrow information with expiration date of XX/XX/XXXXhowing full replacement cost coverage. REVIEWER - GENERAL COMMENT (2023-12-07): Hazard insurance effective date is post the Note and disbursement date. Exception Remains REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,686.88 exceeds tolerance of $2,869.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was disclosed on initial Loan estimate as $2869 but disclosed but final Closing Disclosure $3686.88. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed initial 1003.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																									The Loan to Value (LTV) on the loan is less than or equal to 70%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000674	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/22XXX26)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: Lender used current taxes, insurance and HOA. HOA will not be escrowed.
Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date not provided.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																								Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000675	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Higher Priced QM (APOR)	3	2	[2] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Missing Hazard policy.	REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors. SELLER - GENERAL COMMENT (2023-11-28): Loan qualified for a streamline Hazard Insurance review, so no dec page needed. See attached notes from loan. REVIEWER - GENERAL COMMENT (2023-12-07): Hazard Insurance verification is required to verify coverage. Exception Remains REVIEWER - WAIVED COMMENT (2024-02-09): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,130.00 exceeds tolerance of $880.00 plus 10% or $968.00.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded due the Title Document Prep fee $250.00. No Valid Change of Circumstance or cure provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated based on due diligence loan designation per client request.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 missing in loan file	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																									The representative FICO score is above XXXX.		FHPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000677	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage Insurance Certificate is missing.	REVIEWER - WAIVED COMMENT (2023-12-06): The borrower has a FICO of XXX and has been current since origination, Client elects to downgrade and waive.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been switched to Non qm Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's initial application. Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Agreement is missing.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000684	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing evidence of mortgage insurance obtained at origination.	REVIEWER - WAIVED COMMENT (202XX/XX/XXXX): Client elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2347438)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2347437)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $39.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7713)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XXXX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on the Loan Estimate.  A valid change of circumstance not provided for fee increase.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client elects to restate loan designation to Non QM.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: DTI needs to be waived to reach Non qm
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing lender's initial 1003.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing evidence of rate lock date.	REVIEWER - GENERAL COMMENT (202XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2276222)
REVIEWER - GENERAL COMMENT (202XX/XX/XXXX): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2276221)
REVIEWER - WAIVED COMMENT (2023-12-05): The borrower has a FICO of XXX and has been current since origination. Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (2023-12-05): Client elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (2023-12-05): Client elects to downgrade and waive.	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																									The representative FICO score is above XXXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000703	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000704	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $485,743.93 is under disclosed by $700.00 compared to the calculated Finance Charge of $486,443.93 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $486,443.93 . Calculated finance charge is $485,743.93. Variance of $700.00.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000705	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000706	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $90.65 exceeds tolerance of $73.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX missing evidence of receipt.	REVIEWER - CURED COMMENT (2023-11-16): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000708	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $364.00 exceeds tolerance of $156.00 plus 10% or $171.60. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2023-11-10): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	60000709	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	1003/1008 shows rent on the investment property but the file is missing document evidence like Comparable rent schedule or Lease agreement causing variance in DTI.	SELLER - GENERAL COMMENT (2023-11-27): Unable to locate lease agreement. Final decision cert shows the DTI was XXXX%, attached REVIEWER - GENERAL COMMENT (2023-12-01): Lease agreement/Comparable rent schedule is needed to verify the rental income for the property. Exception Remains REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to downgrade with compensating factors.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APOR XXXX% + XXXX%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $395.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7723)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XXXX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to Non-QM.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: DTI is significantly exceed guidelines resulting in ATR risk.	REVIEWER - WAIVED COMMENT (2023-12-12): Client elects to downgrade with compensating factors.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines.

Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																									The representative FICO score is above XXXX.		FHPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000711	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower (Seller paid $XXXX HOI) paid amounts.		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000714	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - Investment Property Submitted as QM Test: Ability-to-Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to TILA Ability-to-Repay requirements under 1026.43 based on deal settings. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2023-11-10): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000716	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	The file was missing a copy of the E-sign Consent disclosure or proof of the borrower's receipt within 3 days of originator application date.	SELLER - GENERAL COMMENT (2023-11-28): Unable to procure. REVIEWER - WAIVED COMMENT (2023-12-06): Client elects to waive	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	REVIEWER - WAIVED COMMENT (2023-12-06): Client elects to waive		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60000718	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.: Date Issued: XX/XX/XXXX
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.: Product is not specified in the preliminary Closing Disclosure.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Receipt dated XX/XX/XXXX however appraisal report dated XX/XX/XXXX.
																						Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set Date not provided.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001228	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	2	1	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of delivery f the current appraisal. There was an appraisal in 2021 that was delivered but a 2022 appraisal was used for the final approval.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing initial signed 1003.
State Compliance - New York Late Charge Percent Testing: The notes states a 5% late charge.
																						Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: Estimated Property Costs over Year 1 are $XXXX for HO-6 and $XXXX (HOA of XXXX X 12) total $XXXX.		Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above XXXX.		-	A	A	A	A	A	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	60001236	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $233,200.50_. Due Diligence Finance Charges are $235,335.19. There is a variance of $2,134.69	SELLER - GENERAL COMMENT (2023-03-28): Disagree: Consummation CD Date issuedXX/XX/XXXX and Post CD Date issuedXX/XX/XXXX disclosed finance charge as $95,336.30. Calculated finance charge is $95,336.23. Finance charge is overstated by $0.07 and is acceptable. Fees included: Points $5,478.75, Processing $1,400, Tax Service $80, Title-Closing/Escrow $500, and prepaid interest $630.42. Mobile Notary and mobile signing fees are considered different. Mobile Notary fee listed on final CD is a non-APR fee and would not be included in finance charge calculation.
REVIEWER - GENERAL COMMENT (2023-03-31): SitusAMC received rebuttal referencing a XX/XX/XXXX CD and XXXX dated XX/XX/XXXX. However, these comments do not speak to this transaction as the Final CD is dated XX/XX/XXXX & signed same date. A copy of same was uploaded. Disclosed Financve Charge of $233,200.50 was underdisclossed by $2134.69. Calculated is $235,335.19. Finance charges are Extension fee of $1750 & prepaid Int of $719.20 with $658.15 as lump sum credit making finance charges calculated at $1811.05. Corrected CD, LOE to borrower, copy of cure refund for total under disclosure of $2134.69 and proof of mailing required to cure.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXXX.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001237	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Application / Processing - Missing Document: AUS not provided [2] Application / Processing - Missing Document: Flood Certificate not provided [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing Mortgage Insurance Certificate. Missing AUS with an approved/eligible status. Incomplete closing disclosure issued in XX/XX/XXXX, and XX/XX/XXXX are missing data on all pages. Missing AUS with an approved/eligible status.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors and restate the Loan Designation.
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors and restate the Loan Designation.
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors and restate the Loan Designation.
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors and restate the Loan Designation.
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-31): Seller provided MI data and the condition for the MI cert has been waived.
REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors and restate the Loan Designation.	1	3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $142.00 exceeds tolerance of $92.00 plus 10% or $101.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Loan Estimate Timing: Application date appears to be XX/XX/XXXX per Esign data. Initial LE in current loan file is dated XX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to restate the Loan Designation.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Proof of delivery not in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Application date appears to be XX/XX/XXXX per Esign data.  Initial LE in current loan file is dated XX/XX/XXXX.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Application date appears to be XX/XX/XXXX per Esign data.  Initial LE in current loan file is dated XX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided at closing.	SELLER - GENERAL COMMENT (2023-04-07): Disagree: Application from XX/XX/XXXX did not contain all 6 pieces of information required for initial disclosures as it was for a preapproval. Application from XX/XX/XXXX started requirement for initial disclosures and LE was issued timely on XX/XX/XXXX.
REVIEWER - GENERAL COMMENT (2023-04-10): SitusAMC received rebuttal that application from XX/XX/XXXX did not contain the 6 pieces of information and that application is XX/XX/XXXX.  However, file is missing the initial application that reflects this date.  Provide the initial 1003
REVIEWER - CURED COMMENT (2023-03-29): Sufficient Cure Provided At Closing	Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

																									Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	60001239	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A